4. SIGNIFICANT ACCOUNTING POLICIES: f) Inventory (Policies)	12 Months Ended
Dec. 31, 2020
Policies
f) Inventory

f)Inventory

Inventories of purchased finished goods and packing materials are initially valued at cost and subsequently at the lower of cost and net realizable value. Inventories of harvested medical cannabis and harvested hemp are transferred from biological assets at their fair value less costs to sell at harvest which becomes the initial cost. Inventories of harvested hemp are transferred from biological assets at their fair value upon harvest which becomes the initial cost. Any subsequent post-harvest costs, either direct or indirect, are capitalized to inventory to the extent that the cost is less than net realizable value. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. The Company reviews inventory for obsolete, redundant and slow-moving goods and any such inventory are written down to net realizable value.

The post-harvest direct and indirect costs include the following:

• Direct materials such as packages, labels and bottles

• Direct labour for individuals who work in the processing department

• Indirect labour for other personnel’s time spent related to the production and packaging process

• Indirect materials consumed related to the production process

• Utility related to the post-harvest process

• Depreciation and maintenance on dried cannabis processing and packaging equipment

• Quality assurance for the final product

The post-harvest costs capitalized in finished cannabis products and costs of other resale products are subsequently recorded in cost of goods sold on the consolidated statements of loss and comprehensive loss when they are sold. The realized initial costs upon sales, transferred from biological assets measured at fair value less costs to sell at harvest are presented as a separate line in the gross profit calculation on the consolidated statements of loss and comprehensive loss.